Investment in NovoDX, a Related Party (Details Narrative) - USD ($)		3 Months Ended	9 Months Ended	12 Months Ended
	May 14, 2024	Dec. 31, 2024	Sep. 24, 2024	Dec. 31, 2025	Jun. 30, 2026
Common stock shares outstanding		13,110,000		14,761,925	9,091,506
Loss on investments				$ 500,000
Investments				$ 0
Common Stock [Member] | Novo DX Corporation [Member]
Restricted shares, price per share	$ 19.89
Novo DX Corporation [Member]
Common stock shares outstanding	25,134
Cost of investment	$ 500,000
Fair value of investment	$ 500,000
Number of restricted common stock purchased	25,134
Value of restricted common stock purchased	$ 500,000